Share-based payments - Additional Information (Details)		12 Months Ended
	Sep. 16, 2014 € / shares	Dec. 31, 2020 plan € / shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of preceding trading days taken into account in the determination of the share price on the grant date		20 days
BSPCE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of share-based payment arrangement plans		9
BSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of share-based payment arrangement plans		14
OSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of share-based payment arrangement plans		7
AGA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of share-based payment arrangement plans		3
BSA 2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Exercise price (in euros per share) | € / shares	€ 17.67	€ 40